John Hancock U.S. Global Leaders Growth Fund (the fund)

Supplement dated 6-1-13 to the current Prospectus

In the “Fund details” section, under the heading “Who’s who — Investment adviser — Management fee,” the disclosure regarding the fund’s management fee schedule is modified as follows:

The fund pays the advisor a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund:

Average Daily Net Assets	Annual Rate
First $500 million Next $500 million Next $1 billion Next $3 billion Excess over $5 billion	0.750% 0.730% 0.710% 0.700% 0.650%

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Classic Value Fund (the fund)

Supplement dated 6–1–13

to the current Class A, Class B and Class C shares Prospectus

Effective June 1, 2013, the management fee rate for the fund has been reduced.

In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 13 to 15 of the prospectus under “Sales charge reductions and waivers” or pages 56 to 60 of the fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”

Shareholder fees (%) (fees paid directly from your investment)	Class A	Class B	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00	None	None
	1.00
	(on certain purchases,
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever	including those of
is less	$1 million or more)	5.00	1.00

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C
Management fee[1]	0.75	0.75	0.75
Distribution and service (12b-1) fees	0.25	1.00	1.00
Other expenses	0.27	0.27	0.27
Total annual fund operating expenses	1.27	2.02	2.02

1	“Management fee” has been restated to reflect the contractual management fee rate effective June 1, 2013.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses	Class A		Class B		Class C
Shares	Sold	Kept	Sold	Kept	Sold	Kept
1 Year	623	623	705	205	305	205
3 Years	883	883	934	634	634	634
5 Years	1,162	1,162	1,288	1,088	1,088	1,088
10 Years	1,957	1,957	2,155	2,155	2,348	2,348

In the “Fund details” section, under the heading “Who’s who — Investment adviser — Management fee,” the disclosure regarding the fund’s management fee schedule is modified as follows:

The fund pays the advisor a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund:

Average daily net assets	Annual Rate
First $2.5 billion	0.750%
Next $2.5 billion	0.740%
Excess over $5 billion	0.730%

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Classic Value Fund (the fund)

Supplement dated 6–1–13

to the current Class I shares Prospectus

Effective June 1, 2013, the management fee rate for the fund has been reduced.

In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class I
Maximum front-end sales charge (load) on purchases as a % of purchase price	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Shareholder fees (%) (fees paid directly from your investment)	Class I
Maximum front-end sales charge (load) on purchases as a % of purchase price	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management fee[1]	0.75
Other expenses	0.18
Total annual fund operating expenses	0.93

1	“Management fee” has been restated to reflect the contractual management fee rate effective June 1, 2013.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses	Class I
1 Year	95
3 Years	296
5 Years	515
10 Years	1,143

In the “Fund details” section, under the heading “Who’s who — Investment adviser — Management fee,” the disclosure regarding the fund’s management fee schedule is modified as follows:

The fund pays the advisor a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund:

Average daily net assets	Annual Rate
First $2.5 billion	0.750%
Next $2.5 billion	0.740%
Excess over $5 billion	0.730%

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Classic Value Fund (the fund)

Supplement dated 6–1–13

to the current Class R1, Class R2, Class R3, Class R4 and Class R5 shares Prospectus

Effective June 1, 2013, the management fee rate for the fund has been reduced.

In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R1	Class R2	Class R3C	Class R4	Class R5
Maximum front-end sales charge (load) on
purchases as a % of purchase price	None	None	None	None	None
Maximum deferred sales charge (load) as a %
of purchase or sale price, whichever is less	None	None	None	None	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)		Class R1	Class R2	Class R3	Class R4	Class R5
Management fee[1]		0.75	0.75	0.75	0.75	0.75
Distribution and service (12b-1) fees		0.50	0.25	0.50	0.15[2]	0.00
Other expenses		0.34	0.34	0.25	0.19	0.14
Service plan fee[3]	0.25	0.25	0.15		0.10	0.05
Additional expenses	0.09	0.09	0.10		0.09	0.09
Total annual fund operating expenses		1.59	1.34	1.50	1.09	0.89

1	“Management fee” has been restated to reflect the contractual management fee rate effective June 1, 2013.

2	The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through February 28, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%

3	“Service plan fee” has been restated to reflect maximum allowable fees.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5
1 Year	162	136	153	111	91
3 Years	502	425	474	368	284
5 Years	866	734	818	645	493
10 Years	1,889	1,613	1,791	1,434	1,096

In the “Fund details” section, under the heading “Who’s who — Investment adviser — Management fee,” the disclosure regarding the fund’s management fee schedule is modified as follows:

The fund pays the advisor a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund:

Averge daily net assets	Annual Rate
First $2.5 billion	0.750%
Next $2.5 billion	0.740%
Excess over $5 billion	0.730%

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Classic Value Fund (the fund)

Supplement dated 6–1–13

to the current Class R6 shares Prospectus

Effective June 1, 2013, the management fee rate for the fund has been reduced.

In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R6
Maximum front-end sales charge (load) on purchases as a % of purchase price	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee[1]	0.75
Other expenses	0.10
Total annual fund operating expenses	0.85

1	“Management fee” has been restated to reflect the contractual management fee rate effective June 1, 2013.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 Year	87
3 Years	271
5 Years	471
10 Years	1,049

In the “Fund details” section, under the heading “Who’s who — Investment adviser — Management fee,” the disclosure regarding the fund’s management fee schedule is modified as follows:

The fund pays the advisor a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund:

Average daily net assets	Annual Rate
First $2.5 billion	0.750%
Next $2.5 billion	0.740%
Excess over $5 billion	0.730%

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.